Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred income		$ 5
Other liabilities (related to business combinations) (refer note 7 (c) and (d))	$ 12,396	12,438
Total	$ 12,396	$ 12,443